Goldman Sachs Core Fixed Income Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Core Fixed Income Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 446
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,299
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,818
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	561
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,161
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	659
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,254
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 549